INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES [Text Block]

20. INCOME TAXES

The components of the income tax provision include the following. As the Company is domiciled in Canada, the Federal caption below represents the provision amount for Canada.

Thousands of United States dollars	For the year ended December 31, 2023	For the year ended December 31, 2022
Current
Canada	$-	$-
U.S. federal	17	-
U.S. state	5	-
Foreign	103	-
Total current tax expense	$125	$-

Deferred
Canada	$(1,767)	$(11)
U.S. federal	-	(1,055)
U.S. state	-	(316)
Foreign	14	(23)
Total deferred tax expense	$(1,753)	$(1,405)

Total income tax benefit	$(1,628)	$(1,405)

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% for the year ended December 31, 2023 and 2022 to the effective rate is as follows. As the Company is domiciled in Canada, the reconciliation is to the Company's home country income tax rate rather than the applicable statutory rates in the United States. The statutory tax rate as of December 31, 2023 in other countries relevant to the Company's subsidiaries include the following: United States 21%, Colombia 33%, Germany 27.73%, Denmark 22%, and United Kingdom 19%. The Colombian Government lowered the corporate income tax rate from 35% to 33% during the tax year 2023.

	For the year ended December 31, 2023	For the year ended December 31, 2022
Statutory Canadian rate	26.5%	26.5%

Earnings in jurisdictions taxed at different rates	-1.3%	0.5%
Impairments	-1.9%	-12.9%
Stock based compensation	-0.8%	-1.7%
Loss on investments	-3.0%	0.0%
Valuation allowance	-23.8%	-12.3%
Other permanent items	1.3%	2.8%
Prior year adjustments, change in tax rates	6.4%	0.0%
	3.4%	2.9%

The Components of the Company's deferred income tax assets and liabilities at December 31, 2023 and 2022 are as follows:

Thousands of United States dollars	2023	2022
Deferred tax assets
Non-capital loss carryforwards	$19,725	$20,240
Share issuance costs	847	1,406
Unrealized gains (losses) on investments	5,858	823
Right of use assets	287	614
Fixed assets	77	-
Intangible assets	718	-
Goodwill	7,747	-
Sec 174 - R&D expense	263	-
Other	564	677
Allowance for doubtful accounts	64	-
Gross deferred tax assets	36,150	23,760
Valuation allowance	(36,150)	(20,909)
Total net deferred tax assets	-	2,851

Deferred tax liabilities
Intangible assets	-	4,094
Lease obligations	-	469
Total deferred tax liabilities	-	4,563

Net deferred tax liabilities	$-	$(1,712)

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying values of assets and liabilities. The Company's deferred tax asset valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on the tax loss carryforwards from operations in various jurisdictions. Current evidence does not suggest the Company will realize sufficient taxable income of the appropriate character within the carryforward period to allow the Company to realize the deferred tax benefits. If the Company were to identify and implement tax planning strategies to recover these deferred tax assets or generate sufficient income of the appropriate character in these jurisdictions in the future, it could lead to the reversal of these valuation allowances and income tax expense.

The Company asserts that the earnings of its foreign subsidiaries (outside Canada) will be indefinitely reinvested in those subsidiaries and earnings will not be repatriated. The Company may need to accrue and pay taxes if those earnings were repatriated to Canada. As at December 31, 2023, the amount of cash and cash equivalents related to foreign operations subject to these assertions is $1.7 million.

Unused loss carryforwards in Canada totaling $55.6 million expire beginning 2036. Unused loss carryforwards in Columbia totaling $0.9 million in Colombia expire beginning 2031. Unused loss carryforwards in the United States totaling $13.0 million have an indefinite carryforward period. Unused loss carryforwards in Denmark totaling $6.1 million have an indefinite carryforward period. Unused loss carryforwards in Germany of $0.7 have an indefinite carryforward period. Unused loss carryforwards in the United Kingdom of $0.7 have an indefinite carryforward period. Deferred tax assets have not been recognized for legal entities where it is not probable that future taxable profit will be available against which the Company can use the benefits. Tax attributes are subject to review, and potential adjustment, by tax authorities. The tax years that remain subject to examination by significant tax jurisdictions of the Company as of December 31, 2023 are as follows:  Canada 2020 to 2023, United States 2020 to 2023, Colombia 2020 to 2023, Germany 2019 to 2023, Denmark 2020 to 2023, and United Kingdom 2022 to 2023.

The amount of current income tax expense for the year ended December 31, 2023 was $0.1 million and deferred income tax benefit was $1.6 million within the consolidated statements of loss and comprehensive loss. The amount of current income tax expense recorded for the year ended December 31, 2022 was $nil and deferred income tax benefit was $1.4 million.

The Company had no unrecognized income tax benefits because of uncertain income tax positions for the years ended December 31, 2023 and 2022.

TruHC Pharma GmbH [Member]
INCOME TAXES [Text Block]

11.  INCOME TAXES

The Components of the Company's deferred income tax assets and liabilities at December 31, 2023 and 2022 are as follows:

	2023	2022

Property and equipment	€8,000	€3,000
ROU asset	(154,000)	(179,000)
Lease liability	165,000	183,000
Non-capital losses available for future period	174,000	64,000
	193,000	71,000
Unrecognized deferred tax assets	(193,000)	(71,000)
Total net deferred tax assets	-	-

Net deferred tax assets	€-	€-

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying values of assets and liabilities. The Company's deferred tax asset valuation allowances are primarily the result of uncertainties regarding the future realization of recorded tax benefits on the tax loss carryforwards from operations in various jurisdictions. Current evidence does not suggest the Company will realize sufficient taxable income of the appropriate character within the carryforward period to allow the Company to realize the deferred tax benefits. If the Company were to identify and implement tax planning strategies to recover these deferred tax assets or generate sufficient income of the appropriate character in these jurisdictions in the future, it could lead to the reversal of these valuation allowances and income tax expense.

Unused loss carryforwards totaling €538,000 do not have an expiry date. Deferred tax assets have not been recognized for legal entities where it is not probable that future taxable profit will be available against which the Company can use the benefits. Tax attributes are subject to review, and potential adjustment, by tax authorities. The tax years that remain subject to examination by significant tax jurisdictions of the Company as of December 31, 2023 are as follows: 2022 to 2023.

The Company had no unrecognized income tax benefits because of uncertain income tax positions for the years ended December 31, 2023 and 2022.